Cover	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	SCRIPPS SAFE, INC.
Entity Central Index Key	0001912498
Entity Primary SIC Number	7372
Entity Tax Identification Number	88-0611514
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Scripps Safe, Inc.
Entity Address, Address Line Two	9051 Tamiami Trail N
Entity Address, Address Line Three	Suite 201
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34108
City Area Code	(844)
Local Phone Number	472-3379
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Scripps Safe, Inc.
Entity Address, Address Line Two	9051 Tamiami Trail N
Entity Address, Address Line Three	Suite 201
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34108
City Area Code	(844)
Local Phone Number	472-3379
Contact Personnel Name	Jacqueline von Zwehl